Derivative financial instruments - Offsetting liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives
Gross amount of recognized liabilities	$ 269	$ 352
Derivative liabilities eligible for set-off in case of default	(172)	(190)
Net liability exposure	97	162
Total
Gross amount of recognized liabilities	269	352
Derivative liabilities eligible for set-off in case of default	(172)	(190)
Net liability exposure	$ 97	$ 162